Note 14 - Supplemental Disclosures With Respect to Cash Flows (Details Textual)	12 Months Ended			36 Months Ended
	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2025
Statement Line Items [Line Items]
Adjustments for increase (decrease) in accounts payable and accrued liabilities	$ 41,995	$ 341,831	$ 1,037,816
Increase (decrease) in number of shares outstanding, acquisition of exploration and evaluation assets (in shares) | shares	1,836,416	29,900	17,594
Acquisition of exploration and evaluation assets	$ 6,866,449	$ 235,600	$ 152,454
Long term prepaid exploration and evaluation	$ 138,823		24,404
Increase (decrease) in number of shares outstanding, issued for services (in shares) | shares		30,900
Issue of equity, shares issued for services		$ 187,872
Adjustments for increase (decrease) in short-term loans payable			$ 67,717
Number of share options exercised in share-based payment arrangement	(0)	36,000	13,000
Increase (decrease) through exercise of options, equity		$ 131,400	$ 77,750
Increase (decrease) through share-based payment transactions, equity	$ 872,879	$ 910,700	815,428
Flow through premium liability in connection with financing			(977,532)
Settlement of loans payable			$ 159,778
Options [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement	36,000		13,000
Increase (decrease) through exercise of options, equity			$ 78,528
Performance Share Units (PSU) [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement				20,000
Increase (decrease) in number of shares outstanding, share-based payment transactions (in shares) | shares			20,000
Increase (decrease) through share-based payment transactions, equity			$ 355,000
Option expired or forfeited [member]
Statement Line Items [Line Items]
Increase (decrease) through share-based payment transactions, equity			$ 891,400
Number of share options forfeited or expired in share-based payment arrangement (in shares) | shares			121,000
Agent warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares	162,781
Class of warrant or right, granted, value	$ 201,500
Warrants issued in public offering [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares		40,000
Class of warrant or right, granted, value		$ 270,400
Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares			5,765
Class of warrant or right, granted, value			$ 22,000